Capitalized interest (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Real Estate Inventory, Capitalized Interest Costs [Roll Forward]
Capitalized interest, beginning of period	$ 1,250,460	$ 1,190,318	$ 1,190,318	$ 812,874
Interest cost capitalized	2,237,900	837,780	5,515,372	3,400,879
Interest cost expensed	(2,386,832)	(957,900)	(5,455,230)	(3,023,435)
Capitalized interest, end of period	$ 1,101,528	$ 1,070,198	$ 1,250,460	$ 1,190,318